INCOME TAXES (Tables)	12 Months Ended
Jul. 22, 2013
Income Tax Disclosure [Abstract]
Geographic Components of Earnings Before Income Taxes	The geographic components of earnings before income taxes are as follows:

(In millions)	2012	2011	2010
United States	$38.3	$105.5	$86.8
Foreign	55.9	63.4	56.4

	$94.2	$168.9	$143.2

Provisions for Income Taxes

The provisions for income taxes consist of the following:

(In millions)	2012	2011	2010
Current expense:
Federal	$15.3	$22.9	$28.5
State	1.4	0.1	1.9
Foreign	3.1	15.1	13.8
Deferred expense (credit):
Federal	(5.1)	5.8	(4.9)
State	(0.4)	0.5	(0.4)
Foreign	(0.9)	1.2	(0.2)

	$13.4	$45.6	$38.7

Reconciliation of Income Tax Expense, Net of Federal Income Tax Rate

A reconciliation of the Company’s total income tax expense and the amount computed by applying the statutory federal income tax rate of 35% to earnings before income taxes is as follows:

(In millions)	2012	2011	2010
Income taxes at U.S. statutory rate	$33.0	$59.1	$50.0
State income taxes, net of federal income tax	0.2	1.0	0.6
Nontaxable earnings of foreign affiliates	(4.9)	(4.6)	(4.6)
Research and development credits	—	(0.6)	(0.6)
Foreign earnings taxed at rates different from the U.S. statutory rate	(13.1)	(13.5)	(9.2)
Adjustments for uncertain tax positions	(6.7)	3.5	2.1
Non deductible expenses	4.9	0.7	0.1
Other	—	—	0.3

	$13.4	$45.6	$38.7

Significant Components of Deferred Income Tax Assets and Liabilities

Significant components of the Company’s deferred income tax assets and liabilities as of the end of fiscal years 2012 and 2011 are as follows:

(In millions)	2012	2011
Deferred income tax assets:
Accounts receivable and inventory valuation allowances	$16.5	$5.3
Deferred compensation accruals	9.9	3.1
Accrued pension expense	58.9	36.6
Stock-based compensation	7.7	11.2
Net operating loss and foreign tax credit carryforward	3.9	2.8
Other amounts not deductible until paid	10.1	7.3
Other	1.4	—

Total gross deferred income tax assets	108.4	66.3
Less valuation allowance	(3.2)	(2.5)

Net deferred income tax assets	105.2	63.8

Deferred income tax liabilities:
Tax depreciation in excess of book depreciation	(9.9)	(6.0)
Intangible assets	(302.0)	—
Other	(4.9)	(5.7)

Total deferred income tax liabilities	(316.8)	(11.7)

Net deferred income tax assets (liabilities)	$(211.6)	$52.1

Summarizes Unrecognized Tax Benefits

The following table summarizes the activity related to the Company’s unrecognized tax benefits:

(In millions)	2012	2011
Beginning balance	$13.8	$10.7
Increase related to current year business acquisition	2.6	—
Increases related to current year tax positions	1.5	5.3
Decreases related to prior years positions	(4.8)	(1.1)
Settlements	(2.7)	—
Decrease due to lapse of statute	(0.6)	(1.1)

Ending balance	$9.8	$13.8